Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-3

Deal Information
1. Distribution Summary	Deal:	Capital Auto Receivables Asset Trust 2016-3

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Initial Closing Date:	9/21/2016

4. Collections and Distributions	Bloomberg Ticker:	AFIN 2016-3

5. Collateral Summary	Collection Period, Begin:	8/1/2016

	Collection Period, End:	9/30/2016

6. Charge-Off and Delinquency Rates	Determination Date:	10/17/2016

7. Credit Instruments	Distribution Date:	10/20/2016

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-3

1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
							(3) + (4) = (5)			(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	13976AAA8	142,000,000.00	142,000,000.00	0.78000000	59,070,272.64	89,223.33	59,159,495.97	0.00	0.00	82,929,727.36
A-2a	13976AAB6	175,000,000.00	175,000,000.00	1.36000000	0.00	191,722.22	191,722.22	0.00	0.00	175,000,000.00
A-2b	13976AAC4	73,000,000.00	73,000,000.00	0.95617000	0.00	56,228.11	56,228.11	0.00	0.00	73,000,000.00
A-3	13976AAD2	200,000,000.00	200,000,000.00	1.54000000	0.00	248,111.11	248,111.11	0.00	0.00	200,000,000.00
A-4	13976AAE0	71,540,000.00	71,540,000.00	1.69000000	0.00	97,393.76	97,393.76	0.00	0.00	71,540,000.00
B	13976AAF7	23,080,000.00	23,080,000.00	1.89000000	0.00	35,139.30	35,139.30	0.00	0.00	23,080,000.00
C	13976AAG5	38,460,000.00	38,460,000.00	2.35000000	0.00	72,806.92	72,806.92	0.00	0.00	38,460,000.00
D	13976AAH3	26,920,000.00	26,920,000.00	2.65000000	0.00	57,466.72	57,466.72	0.00	0.00	26,920,000.00
Deal Totals		750,000,000.00	750,000,000.00		59,070,272.64	848,091.47	59,918,364.11	0.00	0.00	690,929,727.36

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	1,000.00000000	415.98783549	0.62833331	416.61616880	0.00000000	584.01216451
A-2a	1,000.00000000	0.00000000	1.09555554	1.09555554	0.00000000	1,000.00000000
A-2b	1,000.00000000	0.00000000	0.77024808	0.77024808	0.00000000	1,000.00000000
A-3	1,000.00000000	0.00000000	1.24055555	1.24055555	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.36138887	1.36138887	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.52250000	1.52250000	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	1.89305564	1.89305564	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.13472214	2.13472214	0.00000000	1,000.00000000

Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-3

Beginning Aggregate Note Pool Factor:	1,000.00000000
Ending Aggregate Note Pool Factor:	921.23963648

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-3

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	142,000,000.00	9/21/2016	10/19/2016	Actual/360	N/A	N/A	0.78000000	0.78000000	89,223.33
A-2a	175,000,000.00	9/21/2016	10/19/2016	30/360	N/A	N/A	1.36000000	1.36000000	191,722.22
A-2b	73,000,000.00	9/21/2016	10/19/2016	Actual/360	0.53617000	0.42000000	N/A	0.95617000	56,228.11
A-3	200,000,000.00	9/21/2016	10/19/2016	30/360	N/A	N/A	1.54000000	1.54000000	248,111.11
A-4	71,540,000.00	9/21/2016	10/19/2016	30/360	N/A	N/A	1.69000000	1.69000000	97,393.76
B	23,080,000.00	9/21/2016	10/19/2016	30/360	N/A	N/A	1.89000000	1.89000000	35,139.30
C	38,460,000.00	9/21/2016	10/19/2016	30/360	N/A	N/A	2.35000000	2.35000000	72,806.92
D	26,920,000.00	9/21/2016	10/19/2016	30/360	N/A	N/A	2.65000000	2.65000000	57,466.72

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	89,223.33	0.00	89,223.33	0.00
A-2a	0.00	191,722.22	0.00	191,722.22	0.00
A-2b	0.00	56,228.11	0.00	56,228.11	0.00
A-3	0.00	248,111.11	0.00	248,111.11	0.00
A-4	0.00	97,393.76	0.00	97,393.76	0.00
B	0.00	35,139.30	0.00	35,139.30	0.00
C	0.00	72,806.92	0.00	72,806.92	0.00
D	0.00	57,466.72	0.00	57,466.72	0.00
Deal Totals	0.00	848,091.47	0.00	848,091.47	0.00

Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-3
4. Collections and Distributions

Collections
Receipts During the Period	61,221,816.81
Administrative Purchase Payments	189,225.49
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	112,885.54
Other Fees or Expenses Paid	0.00
Total Collections	61,523,927.84

Beginning Reserve Account Balance	3,846,152.94
Total Available Amount	65,370,080.78

Distributions
Total Available Amount	65,370,080.78
Basic Servicing Fee	1,602,563.73
Amounts owing to the Asset Representations Reviewer, Indenture Trustee, and Vote Tabulation Agent in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	682,678.53
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	35,139.30
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	72,806.92
Third Priority Principal Distributable Amount	3,620,756.70
Aggregate Class D Interest Distributable Amount	57,466.72
Fourth Priority Principal Distributable Amount	26,920,000.00
To Reserve Account - Specified Reserve Account Balance	3,846,152.94
Noteholders' Regular Principal Distributable Amount	28,529,515.94
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee, Administrator and Asset Representations Reviewer	3,000.00
Excess Total Available Amount to the Certificateholders	0.00

Supplemental Servicing Fees	147,212.41
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	3,000.00

Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-3

 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	47,995	47,995	46,476
Deal Totals	Aggregate Receivables Principal Balance	769,230,588.36	769,230,588.36	719,459,243.30
	Aggregate Receivables Face Amount	769,230,588.36	769,230,588.36	719,459,243.30

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	9.68000000	9.68000000	9.73891630	68.92	68.92	68.92	54.96	54.96	53.59

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.20%	1.27%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-3

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	732,002,994.15	9	89,090.24	9,898.92	0.1460%	46,476	166	0.3572%
Preceding	756,888,666.68	1	11,949.41	11,949.41	0.0189%	47,262	24	0.0508%
Next Preceding	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Third Preceding	N/A	N/A	N/A	N/A	N/A	Three Month Average		N/A
Four Month Average					N/A

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance	Percent
	Financed	Charge-Offs		Stratification			Delinquent
Totals	769,230,588.36	101,039.65	0.0131%	31 - 60 days	1,232	21,338,859.11	2.9660%
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	163	3,055,921.83	0.4248%
with the prospectus for Capital Auto Receivables Asset Trust 2016-3 related to delinquencies,				91 - 120 days	3	38,938.33	0.0054%
charge-offs or uncollectible accounts.				> 120 days	0	0.00	0.0000%

There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.
				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	91	1,117,787.68
				Current Period	89	1,408,209.72
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]	8	62,809.55
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status				Ending Inventory	172	2,463,187.85
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-3

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance		Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	3,846,152.94	3,846,152.94	0.00	0.00	0.00	3,846,152.94	3,846,152.94	3,846,152.94

8. Performance Tests

Event of Default	NO
Servicer Default	NO
Asset Representations Review Delinquency Trigger	PASS
Overcollateralization Target Amount Satisfied?	NO
Initial Overcollateralization	19,230,588.36
Current Overcollateralization	28,529,515.94
Overcollateralization Target	28,846,147.06

9. Asset Representations Delinquency Triggers

Period	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Trigger Level	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%
61+ Delinquencies	0.05%	0.43%

Period	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Trigger Level	6.10%	6.10%	6.10%	6.10%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	8.10%	8.10%	8.10%	8.10%
61+ Delinquencies

Period	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Trigger Level	8.10%	8.10%	8.10%	8.10%	8.10%	8.10%	8.10%	8.10%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%
61+ Delinquencies
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to CARAT 2016-3. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2016-3 will perform in the future.